Income taxes - Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax asset
Tax loss carried forward	$ 3,089	$ 3,783
Allowance for compensated absence	22	23
Deferred income tax asset before valuation allowance	3,111	3,806
Less: valuation allowance	(485)	(721)
Deferred income tax asset after valuation allowance	2,626	3,085
Deferred income tax liability
Fixed assets	(472)	(531)
Pension asset	(1,157)	0
Total deferred income tax liability	(1,629)	(531)
Net deferred income tax assets	$ 997	$ 2,554